LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 13,161	$ 16,583
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,776	4,529
2019 5.625% Senior Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,954	5,686
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,041	7,991
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs		6,165
2020 5.750% Senior Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	3,393	4,519
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,658	4,566
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,186	4,738
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	4,798
Revolving Credit Facility [Member] | 2020 Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	35,598	43,593
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 389	$ 440